Share capital (Narrative) (Detail) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary share capital
Shares issued	3,859,055,395	3,859,055,395	3,855,634,749	3,853,096,603
Par value of shares	SFr 0.1	SFr 0.1
Share capital	SFr 385,905,539.5
Conditional share capital
Additional shares that could have been issued to fund UBS's employee share option programs	121,705,830
Value of available shares to fund UBS employee share option programs	SFr 12,170,583
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	SFr 38,000,000
Authorized share capital
Authorized capital available to issue	0
UBS AG
Ordinary share capital
Shares issued	3,858,408,466	3,858,408,466
Par value of shares	SFr 0.1	SFr 0.1
Share capital	SFr 385,840,846.6
Conditional share capital
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	SFr 38,000,000
Authorized share capital
Authorized capital available to issue	0